Borrowings - Summary of Repayment Schedule for Borrowings (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	€ 471,055	€ 628,938
Expiry within 1 year
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	286,175	157,292
Year 2
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	137,417	281,048
Year 3
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	35,395	134,552
Year 4
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	3,994	43,977
Year 5 and beyond
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	8,074	12,069
Committed loans
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	470,627	578,213
Committed loans | Expiry within 1 year
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	285,966	107,279
Committed loans | Year 2
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	137,206	281,028
Committed loans | Year 3
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	35,387	133,872
Committed loans | Year 4
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	3,994	43,965
Committed loans | Year 5 and beyond
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	8,074	12,069
Other financial liabilities
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	428	50,725
Other financial liabilities | Expiry within 1 year
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	209	50,013
Other financial liabilities | Year 2
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	211	20
Other financial liabilities | Year 3
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	8	680
Other financial liabilities | Year 4
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	0	12
Other financial liabilities | Year 5 and beyond
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	€ 0	€ 0